Shareholders' equity - Voting rights (Details)	Dec. 31, 2019
Float, issued capital excluding treasury shares, state and employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	71.28%
Shareholder ownership percentage of voting rights (as a percent)	61.33%
French State [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.47%
French State Group employees [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	5.50%
Shareholder ownership percentage of voting rights (as a percent)	9.20%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	0.27%